Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	$ 1,635	$ 1,625
Additions	207	206
Disposals	(8)	(5)
Depreciation	(189)	(170)
Business combination, net of assets transferred	522	8
Assets held for sale	(13)
Reversal of impairment (charges)	(2)	(3)
Others	(1)	3
Exchange differences	(47)	(29)
Property, plant and equipment, ending balance	2,104	1,635
Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	3,828	3,898
Property, plant and equipment, ending balance	4,365	3,828
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	(2,193)	(2,273)
Property, plant and equipment, ending balance	(2,261)	(2,193)
LAND
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	110	111
Additions	11	0
Disposals	(3)	(1)
Depreciation	0	0
Business combination, net of assets transferred	7	1
Assets held for sale	(1)
Reversal of impairment (charges)	0	0
Others	(1)	1
Exchange differences	1	(2)
Property, plant and equipment, ending balance	124	110
LAND | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	110	113
Property, plant and equipment, ending balance	124	110
LAND | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	0	(2)
Property, plant and equipment, ending balance	0	0
BUILDINGS
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	387	366
Additions	6	5
Disposals	(2)	0
Depreciation	(31)	(28)
Business combination, net of assets transferred	90	7
Assets held for sale	(8)
Reversal of impairment (charges)	0	2
Others	48	39
Exchange differences	(11)	(4)
Property, plant and equipment, ending balance	479	387
BUILDINGS | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	740	717
Property, plant and equipment, ending balance	824	740
BUILDINGS | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	(353)	(351)
Property, plant and equipment, ending balance	(345)	(353)
MACHINERY AND EQUIPMENT
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	911	953
Additions	24	45
Disposals	(1)	(1)
Depreciation	(132)	(116)
Business combination, net of assets transferred	397	0
Assets held for sale	0
Reversal of impairment (charges)	0	(3)
Others	84	55
Exchange differences	(29)	(22)
Property, plant and equipment, ending balance	1,254	911
MACHINERY AND EQUIPMENT | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	2,553	2,675
Property, plant and equipment, ending balance	2,966	2,553
MACHINERY AND EQUIPMENT | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	(1,642)	(1,722)
Property, plant and equipment, ending balance	(1,712)	(1,642)
AUTOMOTIVE EQUIPMENT
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	55	37
Additions	18	25
Disposals	(1)	0
Depreciation	(15)	(13)
Business combination, net of assets transferred	1	0
Assets held for sale	0
Reversal of impairment (charges)	0	0
Others	1	6
Exchange differences	(1)	0
Property, plant and equipment, ending balance	58	55
AUTOMOTIVE EQUIPMENT | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	126	104
Property, plant and equipment, ending balance	140	126
AUTOMOTIVE EQUIPMENT | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	(71)	(67)
Property, plant and equipment, ending balance	(82)	(71)
OTHERS
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	172	158
Additions	148	131
Disposals	(1)	(3)
Depreciation	(11)	(13)
Business combination, net of assets transferred	27	0
Assets held for sale	(4)
Reversal of impairment (charges)	(2)	(2)
Others	(133)	(98)
Exchange differences	(7)	(1)
Property, plant and equipment, ending balance	189	172
OTHERS | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	299	289
Property, plant and equipment, ending balance	311	299
OTHERS | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	(127)	(131)
Property, plant and equipment, ending balance	$ (122)	$ (127)